Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2025
Receivables from contracts with customers [abstract]
Schedule of Revenue from Sale and Transfer of Goods and Services	The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			2025	2024	2023
	Recognition	Operating segment	US$'000	US$'000	US$'000
				(Recast)	(Recast)
Sale of goods	At a point in time	Precision Medicine	621,612	508,401	328,921
Sale of goods	At a point in time	Manufacturing Solutions	164,048	-	-
Royalty income	At a point in time	Precision Medicine	318	100	260
Royalty income	At a point in time	Therapeutics	55	-	-
Provision of services	Over time	Manufacturing Solutions	8,543	1,817	277
Licenses of intellectual property	Over time	Therapeutics	88	-	64
Research and development services	Over time	Precision Medicine	-	7	24
Research and development services	Over time	Therapeutics	9,130	6,226	3,432
Total revenue from continuing operations			803,794	516,551	332,978